STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
STOCKHOLDERS’ EQUITY

On December 31, 2016, there were 129.6 million shares of Common Stock issued and 105.0 million shares of Common Stock outstanding. Of the 170.4 million unissued shares of Common Stock at that date, 3.5 million shares of Common Stock were reserved for issuance for the exercise of stock options and the vesting of restricted stock.

Common Stock in Treasury. The Company values treasury stock on an average cost basis. As of December 31, 2016, the Company held 24.6 million shares of Common Stock in treasury totaling $935.1 million, including 0.9 million shares held in a trust for the benefit of the Company’s Deferred Compensation Plan at a total of $19.7 million.

Preferred Stock. The Company’s certificate of incorporation was amended in June 1998 to authorize 50.0 million shares of preferred stock, $0.01 par value per share. As of December 31, 2016 and 2015, there were no shares of preferred stock outstanding.

Long-Term Incentive Plans. In May 2009, the stockholders approved the Terex Corporation 2009 Omnibus Incentive Plan (the “2009 Plan”). The purpose of the 2009 Plan is to provide a means whereby employees, directors and third-party service providers of the Company develop a sense of proprietorship and personal involvement in the development and financial success of the Company, and to encourage them to devote their best efforts to the business of the Company, thereby advancing the interests of the Company and its stockholders. The 2009 Plan provides for incentive compensation in the form of (i) options to purchase shares of Common Stock, (ii) stock appreciation rights, (iii) restricted stock awards and restricted stock units, (iv) other stock awards, (v) cash awards, and (vi) performance awards. The maximum number of shares available for issuance under the 2009 Plan is 8.0 million shares plus the number of shares remaining available for issuance under the Terex Corporation 2000 Incentive Plan (the “2000 Plan”) and the 1996 Terex Corporation Long-Term Incentive Plan (the “1996 Plan”). As of December 31, 2016, 2.5 million shares were available for grant under the 2009 Plan.

In May 2000, the stockholders approved the 2000 Plan. The purpose of the 2000 Plan is to assist the Company in attracting and retaining selected individuals to serve as directors, officers, consultants, advisers and employees of the Company and its subsidiaries and affiliates who will contribute to the Company’s success and to achieve long-term objectives which will inure to the benefit of all stockholders of the Company through the additional incentive inherent in the ownership of the Common Stock. The maximum number of shares available for issuance under the 2000 Plan was 12.0 million shares plus any shares related to awards under the 2000 Plan that were not issued or were subsequently forfeited, expired or otherwise terminated.

In May 1996, the stockholders approved the 1996 Plan. The maximum number of shares available for issuance under the 1996 Plan was 4.0 million shares plus any shares related to awards under the 1996 Plan that were not issued or were subsequently forfeited, expired or otherwise terminated.

Substantially all stock option grants under the 2000 Plan and the 1996 Plan vested over a four year period and have a contractual life of ten years. There were no options granted during the years ended December 31, 2016, 2015 or 2014, and the intrinsic value of all options outstanding is zero.

The following table is a summary of stock options under all of the Company’s plans.

	Number of Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2015	141,223	$47.50
Exercised	—	$—
Canceled or expired	(128,164)	$45.71
Outstanding at December 31, 2016	13,059	$65.17	0.60	$—
Exercisable at December 31, 2016	13,059	$65.17	0.60	$—
Vested at December 31, 2016	13,059	$65.17	0.60	$—

Under the 2009 Plan, 2000 Plan and the 1996 Plan, approximately 11% of all restricted stock awards outstanding vest over a four year period and approximately 89% of all restricted stock awards vest over a three year period with approximately 70% of these awards vesting on the first three anniversary dates and approximately 30% vesting at the end of the three year period. Approximately 38% of the outstanding restricted stock awards are subject to performance targets and market conditions that may or may not be met and for which the performance period has not yet been completed.

The fair value of restricted stock awards is based on the market price at the date of grant except for 0.9 million shares based on a market condition. The Company uses the Monte Carlo method to provide grant date fair value for awards with a market condition. The Monte Carlo method is a statistical simulation technique used to provide the grant date fair value of an award. The following table presents the weighted-average assumptions used in the valuations:

	Grant date	Grant date	Grant date	Grant date
	March 3, 2016	March 5, 2015	March 5, 2015	February 26, 2014
Dividend yields	1.22%	0.91%	0.91%	0.46%
Expected volatility	45.59%	45.48%	37.00%	56.84%
Risk free interest rate	0.97%	0.98%	0.58%	0.63%
Expected life (in years)	3	3	2	3
Grant date fair value per share	$29.24	$28.10	$25.60	$53.17

As of December 31, 2016, unrecognized compensation costs related to restricted stock totaled approximately $40.6 million, which will be expensed over a weighted average period of 1.8 years.  The grant date weighted average fair value for restricted stock awards during the years ended December 31, 2016, 2015 and 2014 was $23.95, $26.83 and $44.23, respectively.  The total fair value of shares vested for restricted stock awards was $35.1 million, $42.6 million and $36.2 million for the years ended December 31, 2016, 2015 and 2014, respectively.

During the year ended December 31, 2016, the Company issued 64 thousand shares of its outstanding Common Stock which were contributed into a deferred compensation plan under a Rabbi Trust.

The following table is a summary of restricted stock awards under all of the Company’s plans:

	Restricted Stock Awards	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2015	3,092,943	$30.29
Granted	2,015,229	$23.95
Vested	(1,034,666)	$33.94
Canceled, expired or other	(542,318)	$29.61
Nonvested at December 31, 2016	3,531,188	$25.42

Tax benefits associated with stock-based compensation were $12.6 million, $12.4 million and $14.6 million for the years ended December 31, 2016, 2015 and 2014, respectively. The excess tax benefit for all stock-based compensation is included in the Consolidated Statement of Cash Flows as an operating cash outflow and a financing cash inflow.

Comprehensive Income (Loss).  The following table reflects the accumulated balances of other comprehensive income (loss) (in millions):
Accumulated Other Comprehensive Income (Loss) Attributable to Terex Corporation

	Cumulative Translation Adjustment	Derivative Hedging Adjustment	Debt & Equity Securities Adjustment	Pension Liability Adjustment	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2014	$(7.9)	$2.7	$—	$(111.3)	$(116.5)
Current year change	(237.6)	(3.4)	1.6	(73.9)	(313.3)
Balance at December 31, 2014	(245.5)	(0.7)	1.6	(185.2)	(429.8)
Current year change	(247.2)	3.0	(7.9)	32.3	(219.8)
Balance at December 31, 2015	(492.7)	2.3	(6.3)	(152.9)	(649.6)
Current year change	(122.6)	(4.7)	6.9	(9.4)	(129.8)
Balance at December 31, 2016	$(615.3)	$(2.4)	$0.6	$(162.3)	$(779.4)

Accumulated Other Comprehensive Income (Loss) Attributable to Noncontrolling Interest

	Cumulative Translation Adjustment	Derivative Hedging Adjustment	Debt & Equity Securities Adjustment	Pension Liability Adjustment	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2014	$0.9	$—	$—	$—	$0.9
Current year change	(0.1)	—	—	—	(0.1)
Balance at December 31, 2014	0.8	—	—	—	0.8
Current year change	(0.1)	—	—	—	(0.1)
Balance at December 31, 2015	0.7	—	—	—	0.7
Current year change	(0.4)	—	—	—	(0.4)
Balance at December 31, 2016	$0.3	$—	$—	$—	$0.3

Accumulated Other Comprehensive Income (Loss)

	Cumulative Translation Adjustment	Derivative Hedging Adjustment	Debt & Equity Securities Adjustment	Pension Liability Adjustment	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2014	$(7.0)	$2.7	$—	$(111.3)	$(115.6)
Current year change	(237.7)	(3.4)	1.6	(73.9)	(313.4)
Balance at December 31, 2014	(244.7)	(0.7)	1.6	(185.2)	(429.0)
Current year change	(247.3)	3.0	(7.9)	32.3	(219.9)
Balance at December 31, 2015	(492.0)	2.3	(6.3)	(152.9)	(648.9)
Current year change	(123.0)	(4.7)	6.9	(9.4)	(130.2)
Balance at December 31, 2016	$(615.0)	$(2.4)	$0.6	$(162.3)	$(779.1)

As of December 31, 2016, accumulated other comprehensive income for the pension liability adjustment and the derivative hedging adjustment are net of a tax benefit of $59.9 million and $0.7 million, respectively.

Changes in Accumulated Other Comprehensive Income (Loss)
The table below presents changes in AOCI by component for the year ended December 31, 2016 and 2015. All amounts are net of tax (in millions).

	Year ended December 31, 2016					Year ended December 31, 2015
	CTA	Derivative Hedging Adj.	Debt & Equity Securities Adj.	Pension Liability Adj.	Total	CTA	Derivative Hedging Adj.	Debt & Equity Securities Adj.	Pension Liability Adj.	Total
Beginning balance	$(492.0)	$2.3	$(6.3)	$(152.9)	$(648.9)	$(244.7)	$(0.7)	$1.6	$(185.2)	$(429.0)
Other comprehensive income before reclassifications	(121.1)	(5.7)	3.9	(16.1)	(139.0)	(247.3)	9.2	(7.9)	22.7	(223.3)
Amounts reclassified from AOCI	(1.9)	1.0	3.0	6.7	8.8	—	(6.2)	—	9.6	3.4
Net Other Comprehensive Income (Loss)	(123.0)	(4.7)	6.9	(9.4)	(130.2)	(247.3)	3.0	(7.9)	32.3	(219.9)
Ending balance	$(615.0)	$(2.4)	$0.6	$(162.3)	$(779.1)	$(492.0)	$2.3	$(6.3)	$(152.9)	$(648.9)

Share Repurchases and Dividends

In February 2015, the Company announced authorization by its Board of Directors for the repurchase of up to $200 million of the Company’s outstanding shares of common stock. During the year ended December 31, 2016, the Company repurchased 3.5 million shares for $81.3 million under this program. During the year ended December 31, 2015, the Company repurchased 1.9 million shares for $50.0 million. In February 2017, the Company’s Board of Directors announced authorization for the repurchase of up to an additional $350 million of the Company’s outstanding shares of common stock. The Company’s Board of Directors declared and paid a dividend of $0.07 and $0.06 per share in each quarter of 2016 and 2015, respectively. Additionally, the Company’s Board of Directors declared a dividend of $0.08 per share in the first quarter of 2017 which will be paid in March 2017.